Reporting entity	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Reporting entity
(1)	Reporting entity

Avianca Holdings S.A. (the “Company” or “Avianca Holdings S.A.”), a Panamanian corporation whose registered address is at Calle Aquilino de la Guardia No. 8 IGRA Building, Panama City, Republic of Panama, was incorporated on October 5, 2009 under the name SK Holdings Limited in and under the laws of the Commonwealth of the Bahamas. Subsequently, the Company changed its corporate name as follows on March 10, 2010 to AviancaTaca Limited, on January 28, 2011 to AviancaTaca Holding, S.A and on March 3, 2011 changed its registered offices to Panama. In 2011 AviancaTaca listed its shares in the Bolsa de Valores de Colombia (“BVC”) and was listed as PFAVTA: CB. On March 21, 2013 the Company changed its legal name from AviancaTaca Holding S.A. to Avianca Holdings S.A. and its listing name to PFAVH: CB. On November 6, 2013, the Company listed its shares on the New York Stock Exchange (NYSE) and is listed as AVH.

It’s ultimate holding company is Synergy Aerospace Corp. and directly holding is BRW Aviation LLC.

The following are the significant subsidiaries in the Group included within these financial statements:

Name of Subsidiary	Country of Incorporation	Ownership Interest%
		2018	2017
Avianca Ecuador	Ecuador	99.62%	99.62%
Aerovias del Continente Americano S.A. (Avianca)	Colombia	99.98%	99.98%
Avianca, Inc.	EE.UU.	100%	100%
Avianca Leasing, LLC	EE.UU.	100%	100%
Grupo Taca Holdings Limited	Bahamas	100%	100%
Latin Airways Corp.	Panama	100%	100%
LifeMiles Ltd.	Bermuda	70%	70%
Avianca Costa Rica S.A.	Costa Rica	92.40%	92.40%
Taca International Airlines, S.A.	El Salvador	96.83%	96.84%
Tampa Cargo Logistics, Inc.	EE.UU.	99.98%	99.98%
Tampa Cargo S.A.S.	Colombia	99.98%	99.98%
Technical and Training Services, S.A. de C.V.	El Salvador	99%	99%
Avianca Peru S.A.	Perú	100%	100%
Vu–Marsat S.A.	Costa Rica	100%	100%

The Company through its subsidiaries is a provider of domestic and international, passenger and cargo air transportation, both in the domestic markets of Colombia, Ecuador, Costa Rica, Nicaragua and Peru and international routes serving North, Central and South America, Europe, and the Caribbean. The Group has entered into a number of bilateral code share alliances with other airlines (whereby selected seats on one carrier’s flights can be marketed under the brand name and commercial code of the other), expanding travel choices to customers worldwide. Marketing alliances typically include: joint frequent flyer program participation; coordination of reservations, ticketing, passenger check-in and baggage handling and transfer of passenger and baggage at any point of connectivity, among others. The code share agreements include Air Canada, United Airlines, Aeromexico, All Nippon Airways, Singapore Airlines, Copa Airlines, Avianca Brasil, Iberia, Lufthansa, Eva Airways, Air China, Etihad Airways, Silver Airways and Turkish Airlines. Avianca, Avianca Ecuador, Avianca Perú, Taca International and Aviateca are member of Star Alliance, which give customers access to destinations and services offered by Star Alliance network, allowing customers to access all the destinations and services offered by the 28 member airlines of the Star Alliance network. Its members include several of the most recognized airlines worldwide, such as Lufthansa, United Airlines, Thai Airlines, Air Canada, TAP, Singapore Airlines, among others, as well as smaller regional airlines. All of them are committed to meet the highest standards in terms of security and customer service.

Cargo operations are carried out by our subsidiaries and affiliates, including Tampa Cargo S.A.S. with headquarters in Colombia and Aerotransporte de Carga Union S.A. de C.V. The Group also undertakes cargo operations through the use of hold space on passenger flights and dedicated freight aircraft. In certain of the airport hubs, the Group performs ground operations for third-party airlines. Additionally, an important part of the cargo business is carried by the companies that operate passenger air transportation.

The Group owns and operates a coalition loyalty program called LifeMiles (the “Program”), which is also the frequent flyer Program for the airline subsidiaries of AVH. LifeMiles sells loyalty currency (“Miles”) to its commercial partners and Program members, including to AVH airlines and other airline partners from the Star Alliance network, and collects incentive payments and fees from partners and members of the Program for certain transactions. These partners in turn use Miles to reward their customers, increasing loyalty for their brands. For instance, partner airlines reward passengers with Miles whenever they fly, financial partners reward cardholders with Miles when they spend with their credit cards, and retail partners reward customers with Miles when they purchase merchandise or other goods and services. Miles earned can be exchanged for flights with Avianca, airline members of Star Alliance and other air partners, as well as for other commercial partners’ products and services such as hotel nights, car rentals and retail merchandise, among other rewards.

Sale of subsidiaries

On December 28, 2018, Avianca Holding entered into an agreement for the sale and transfer of its participation and control in Getcom Int’l Investments S.L., a company incorporated in Spain, to Seger Investments, Corp, a company domiciled in Panama, who already owned 50% equity interest in Getcom Int’l Investments S.L. Pursuant to the terms of such agreement, the Company and the Purchaser also effected the sale in this date.

As a result of the transaction, the Company loss the control and ceased to consolidate Getcom Int’l Investments S.L.’s financial statements on December 31, 2018.

The following is a summary of the movements in the financial statements due to the sale and corresponding loss of control of Getcom Int’l Investments S.L

Amount of cash in Getcom Int’l Investments S.L.	$1,764
Carrying amount of the Getcom Int’l Investments S.L. assets, without cash	20,561
Carrying amount of the Getcom Int’l Investments S.L. liabilities	(6,980)

Net Assets of the subsidiary	$15,345
Non-controlling interest	(7,674)

AVH participation	7,671

Received consideration:
Portion of the consideration consisting of cash	18,000
Portion of the consideration consisting of accounts receivables	250

Fair Value of the received consideration	$18,250

Gains on the sale of the subsidiary	$10,579

As of December 31, 2018 and 2017, Avianca Holdings S.A. had a total fleet consisting of:

	2018			2017
Aircraft	Owned/ Financial Lease	Operating Lease	Total	Owned/ Financial Lease	Operating Lease	Total
Airbus A-318	10	—	10	10	—	10
Airbus A-319	23	4	27	23	5	28
Airbus A-320	35	26	61	37	25	62
Airbus A-320 NEO	3	4	7	—	2	2
Airbus A-321	7	6	13	5	8	13
Airbus A-321 NEO	—	2	2	—	—	—
Airbus A-330	3	7	10	1	9	10
Airbus A-330F	6	—	6	6	—	6
Airbus A-300F-B4F	5	—	5	5	—	5
Boeing 787-8	8	5	13	7	5	12
ATR-42	2	—	2	2	—	2
ATR-72	15	—	15	15	—	15
Boeing 767F	2	—	2	2	—	2
Boeing 767	—	—	—	—	1	1
Cessna Grand Caravan	13	—	13	13	—	13
Embraer E-190	10	—	10	10	—	10

	142	54	196	136	55	191